Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Schedule of provision for income tax
The provision for income tax was as follows:

Expense (recovery)	2021	2020	2019
Current corporate income tax – North America	$1,841	$(245)	$354
Current corporate income tax – North Sea	7	(4)	112
Current corporate income tax – Offshore Africa	21	17	44
Current PRT (1) – North Sea	(34)	(31)	(89)
Other taxes	13	6	13
Current income tax	1,848	(257)	434
Deferred corporate income tax	399	(181)	(895)
Deferred PRT – North Sea	—	—	1
Deferred income tax	399	(181)	(894)
Income tax	$2,247	$(438)	$(460)
(1)Petroleum Revenue Tax.

Schedule of provision for income tax reconciliation
The provision for income tax is different from the amount computed by applying the combined statutory Canadian federal and provincial income tax rates to earnings before taxes. The reasons for the difference are as follows:

	2021	2020	2019
Canadian statutory income tax rate	23.2%	24.1%	26.5%
Income tax provision at statutory rate	$2,298	$(211)	$1,313
Effect on income taxes of:
UK PRT and other taxes	(21)	(25)	(76)
Impact of deductible UK PRT and other taxes on corporate income tax	11	11	32
Foreign and domestic tax rate differentials	(11)	(52)	(48)
Non-taxable portion of capital gains	(26)	(10)	(65)
Stock options exercised for common shares	98	(25)	47
Income tax rate and other legislative changes	—	—	(1,618)
Non-taxable gain on corporate acquisitions	(110)	(52)	—
Revisions arising from prior year tax filings	16	(62)	(41)
Change in unrecognized capital loss carryforward asset	(26)	(10)	(65)
Other	18	(2)	61
Income tax	$2,247	$(438)	$(460)

Summary of major temporary differences, movements in deferred tax assets and liabilities, and net deferred income tax liability
The following table summarizes the temporary differences that give rise to the net deferred income tax liability:

	2021	2020
Deferred income tax liabilities
Property, plant and equipment and exploration and evaluation assets	$12,254	$11,922
Lease assets	349	380
Investments	35	14
Investment in North West Redwater Partnership	850	767
Unrealized risk management activities	12	—
Unrealized foreign exchange gain on long-term debt	14	—
Other	78	8
	13,592	13,091
Deferred income tax assets
Asset retirement obligations	(1,719)	(1,495)
Lease liabilities	(363)	(388)
Share-based compensation	(22)	(12)
Loss carryforwards	(1,268)	(1,032)
Unrealized foreign exchange loss on long-term debt	—	(20)
	(3,372)	(2,947)
Net deferred income tax liability	$10,220	$10,144
Movements in deferred tax assets and liabilities recognized in net earnings during the year were as follows:

	2021	2020	2019
Property, plant and equipment and exploration and evaluation assets	$184	$(158)	$(775)
Lease assets	(30)	(11)	414
Unrealized foreign exchange on long-term debt	34	29	55
Unrealized risk management activities	19	(8)	(14)
Asset retirement obligations	(213)	(13)	(317)
Lease liabilities	25	6	(418)
Share-based compensation	(10)	4	(11)
Loss carryforwards	202	(182)	170
Investments	21	(22)	(10)
Investment in North West Redwater Partnership	83	174	179
Deferred PRT	—	—	1
Other	84	—	(168)
	$399	$(181)	$(894)
The following table summarizes the movements of the net deferred income tax liability during the year:

	2021	2020	2019
Balance – beginning of year	$10,144	$10,539	$11,451
Deferred income tax expense (recovery)	399	(181)	(894)
Deferred income tax expense included in other comprehensive loss	1	—	8
Foreign exchange adjustments	(2)	(3)	(26)
Business combinations (note 7)	(322)	(211)	—
Balance – end of year	$10,220	$10,144	$10,539